FINANCING RECEIVABLE (Schedule of Aging of loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used automobile financing	$ 277,737	$ 72,269
Financing for installment sales	11,529	30,814
Other financing	27,775	60,021
Financing receivable	317,041	163,104
0-90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used automobile financing	275,007	72,269
Financing for installment sales	4,712	27,837
Other financing	23,734	59,847
Financing receivable	303,453	159,953
Over 0-90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used automobile financing	2,730
Financing for installment sales	6,817	2,977
Other financing	4,041	174
Financing receivable	$ 13,588	$ 3,151